LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of operating leases future minimum lease payments

Years Ending December 31,	Amount

2023	$19,782
2024	17,843
2025	18,176
2026	12,697
2027	8,708
Thereafter	6,282
Total undiscounted cash flows	$83,488

Less: Imputed interest	$(5,767)
Present value of lease liabilities	$77,721

Schedule of supplemental balance sheet information
Year ended December 31, 2022

Weighted-average remaining lease term	4.5 years
Weighted-average discount rate	3.6%